Note 20 - Segment Information - Summary of Net Sales to Unaffiliated Customers by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Sales to Unaffiliated Customers	$ 78,335	$ 60,928	$ 62,714
CHINA
Net Sales to Unaffiliated Customers	70,306	52,233	55,303
TAIWAN, PROVINCE OF CHINA
Net Sales to Unaffiliated Customers	2,579	2,016	1,987
MY [Member]
Net Sales to Unaffiliated Customers	1,895	1,287	1,396
SINGAPORE
Net Sales to Unaffiliated Customers	1,216	648	959
JAPAN
Net Sales to Unaffiliated Customers	1,189	1,354	1,485
KOREA, REPUBLIC OF
Net Sales to Unaffiliated Customers	719	950	1,201
UNITED STATES
Net Sales to Unaffiliated Customers	22	2,077	68
Other Countries [Member]
Net Sales to Unaffiliated Customers	$ 409	$ 363	$ 315